Consolidated Balance Sheets - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Assets
Cash and due from banks	[1]	$ 61,989	$ 72,397
Interest-bearing deposits with banks		71,086	108,011
Securities (Note 4)
Trading		190,151	148,205
Investment, net of applicable allowance		219,579	170,018
Securities		409,730	318,223
Assets purchased under reverse repurchase agreements and securities borrowed		340,191	317,845
Loans (Note 5)
Retail		569,951	549,751
Wholesale		287,826	273,967
Loans		857,777	823,718
Allowance for loan losses (Note 5)		(5,004)	(3,753)
Loans, net		852,773	819,965
Segregated fund net assets (Note 16)		2,760	2,638
Other
Customers' liability under acceptances		21,695	17,827
Derivatives (Note 9)		142,450	154,439
Premises and equipment (Note 10)		6,749	7,214
Goodwill (Note 11)		12,594	12,277
Other intangibles (Note 11)		5,907	6,083
Other assets (Note 13)		77,068	80,300
Total other assets		266,463	278,140
Total assets		2,004,992	1,917,219
Deposits (Note 14)
Personal		441,946	404,932
Business and government		745,075	759,870
Bank		44,666	44,012
Total deposits		1,231,687	1,208,814
Segregated fund net liabilities (Note 16)		2,760	2,638
Other
Acceptances		21,745	17,872
Obligations related to securities sold short		33,651	35,511
Obligations related to assets sold under repurchase agreements and securities loaned		335,238	273,947
Derivatives (Note 9)		142,629	153,491
Insurance claims and policy benefit liabilities (Note 15)		11,966	11,511
Other liabilities (Note 18)		96,170	95,235
Total other liabilities		641,399	587,567
Subordinated debentures (Note 19)		11,386	10,025
Total liabilities		1,887,232	1,809,044
Equity attributable to shareholders
Retained earnings		84,328	78,037
Other components of equity		6,852	5,725
Total equity attributable to shareholders		117,661	108,064
Non-controlling interests		99	111
Total equity		117,760	108,175
Total liabilities and equity		2,004,992	1,917,219
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 20)		7,314	7,318
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 20)		$ 19,167	$ 16,984

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2023 (October 31, 2022 – $2 billion; October 31, 2021 – $2 billion).